Organization and Nature of Operations (Details)		12 Months Ended
	Jun. 17, 2019 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 shares	Aug. 31, 2020	Aug. 12, 2020	Apr. 21, 2020
Class of Stock [Line Items]
Entity Incorporation, Date of Incorporation		Jun. 14, 2019
Ordinary shares authorized		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Erayak Group [Member]
Class of Stock [Line Items]
Ordinary shares authorized		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Erayak BVI [Member]
Class of Stock [Line Items]
Ordinary shares authorized	50,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 1
Ordinary shares issued	100
Ordinary shares outstanding	100
Percentage of owned shares	100.00%
Erayak HK [Member]
Class of Stock [Line Items]
Paid in capital | $		$ 3,900,000
Ruike [Member]
Class of Stock [Line Items]
Paid in capital | $		5,010,035
Wenjie [Member]
Class of Stock [Line Items]
Paid in capital | $		$ 3,000,000
Leiya [Member]
Class of Stock [Line Items]
Paid in capital | ¥			¥ 6,900,000
New Focus [Member]
Class of Stock [Line Items]
Paid in capital | ¥			¥ 5,000,000
Shengling Xiang [Member]
Class of Stock [Line Items]
Equity interest					10.00%		90.00%
Hecang Limited [Member]
Class of Stock [Line Items]
Equity interest							10.00%
Wenjie [Member]
Class of Stock [Line Items]
Equity interest							100.00%
Chuanlong Lin [Member]
Class of Stock [Line Items]
Equity interest						100.00%
New Focus [Member]
Class of Stock [Line Items]
Equity interest						100.00%
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized		450,000,000	450,000,000	450,000,000
Ordinary shares issued		49,588,235	49,588,235	11,000,000
Ordinary shares outstanding		49,588,235	49,588,235	11,000,000
Class A Ordinary Shares [Member] | Erayak Group [Member]
Class of Stock [Line Items]
Ordinary shares authorized		450,000,000	450,000,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001
Ordinary shares issued		1,000,000	1,000,000	1,000,000
Ordinary shares outstanding		1,000,000	1,000,000	1,000,000
Class B Ordinary Shares [Member] | Erayak Group [Member]
Class of Stock [Line Items]
Ordinary shares authorized		50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001